UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-5357

                             Scudder Blue Chip Fund
                             ----------------------
               (Exact name of registrant as specified in charter)


                            222 South Riverside Plaza
                                Chicago, IL 60606
               (Address of principal executive offices) (Zip code)


                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190
                                                     --------------

Date of fiscal year end:  10/31
                          -----

Date of reporting period: 7/31/05
                         --------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Blue Chip Fund
Investment Portfolio as of July 31, 2005 (Unaudited)
---------------------------------------------------------------------------------------------------------------------------

                                                                                 Shares                           Value ($)
                                                                         --------------------------------------------------


Common Stocks 97.6%
Consumer Discretionary 14.5%
Auto Components 0.8%
American Axle & Manufacturing Holdings, Inc.                                     68,100                          1,876,155
Autoliv, Inc.                                                                    78,800                          3,510,540
                                                                                                               -----------
                                                                                                                 5,386,695

Hotels Restaurants & Leisure 2.4%
Darden Restaurants, Inc.                                                        134,900                          4,681,030
McDonald's Corp.                                                                334,300                         10,420,131
Regal Entertainment Group "A" (c)                                                35,400                            683,574
                                                                                                               -----------
                                                                                                                15,784,735

Household Durables 0.9%
American Greetings Corp. "A"                                                     37,300                            948,912
D.R. Horton, Inc.                                                               122,200                          5,019,976
                                                                                                               -----------
                                                                                                                 5,968,888

Internet & Catalog Retail 0.1%
eBay, Inc.*                                                                      23,100                            965,118
                                                                                                               -----------
Media 3.7%
Cablevision Systems Corp. (New York Group) "A"*                                 158,300                          4,902,551
Comcast Corp. "A"*                                                              180,400                          5,543,692
Discovery Holding Co. "A"*                                                        7,480                            106,739
John Wiley & Sons, Inc. "A"                                                      15,300                            655,605
Liberty Global, Inc. "A"*                                                        48,926                          2,321,026
Liberty Media Corp. "A"*                                                         74,800                            657,492
Walt Disney Co.                                                                 388,200                          9,953,448
                                                                                                               -----------
                                                                                                                24,140,553

Multiline Retail 2.5%
Federated Department Stores, Inc.                                                68,500                          5,197,095
Target Corp.                                                                    189,900                         11,156,625
                                                                                                               -----------
                                                                                                                16,353,720

Specialty Retail 3.3%
American Eagle Outfitters, Inc.                                                 184,100                          6,066,095
Barnes & Noble, Inc.*                                                            91,900                          3,769,738
Best Buy Co., Inc.                                                               43,600                          3,339,760
Michaels Stores, Inc.                                                           133,300                          5,465,300
Urban Outfitters, Inc.*                                                          53,700                          3,260,127
                                                                                                               -----------
                                                                                                                21,901,020

Textiles, Apparel & Luxury Goods 0.8%
NIKE, Inc. "B"                                                                   63,000                          5,279,400
                                                                                                               -----------
Consumer Staples 5.8%
Beverages 0.1%
PepsiCo, Inc.                                                                    10,800                            588,924
                                                                                                               -----------
Food & Staples Retailing 0.6%
7-Eleven, Inc.*                                                                  24,500                            829,325
Safeway, Inc.                                                                   132,300                          3,214,890
                                                                                                               -----------
                                                                                                                 4,044,215

Food Products 2.5%
Pilgrim's Pride Corp. (c)                                                       166,200                          6,290,670
The Hershey Co.                                                                 138,000                          8,814,060
William Wrigley Jr. Co.                                                          18,600                          1,323,204
                                                                                                               -----------
                                                                                                                16,427,934

Household Products 1.4%
Clorox Co.                                                                      142,100                          7,936,285
Kimberly-Clark Corp.                                                             21,400                          1,364,464
                                                                                                               -----------
                                                                                                                 9,300,749

Tobacco 1.2%
Altria Group, Inc.                                                               30,800                          2,062,368
Loews Corp. - Carolina Group                                                    151,100                          5,882,323
                                                                                                               -----------
                                                                                                                 7,944,691

Energy 8.8%
Oil, Gas & Consumable Fuels
Burlington Resources, Inc.                                                      178,900                         11,469,279
ConocoPhillips                                                                   12,300                            769,857
Devon Energy Corp.                                                               99,900                          5,603,391
ExxonMobil Corp.                                                                343,886                         20,203,303
Marathon Oil Corp.                                                               65,800                          3,840,088
Occidental Petroleum Corp.                                                       75,600                          6,220,368
Sunoco, Inc.                                                                     78,700                          9,894,951
XTO Energy, Inc.                                                                      1                                 35
                                                                                                               -----------
                                                                                                                58,001,272

Financials 17.9%
Banks 5.9%
Bank of America Corp.                                                           418,000                         18,224,800
Golden West Financial Corp.                                                      38,600                          2,513,632
SunTrust Banks, Inc.                                                             50,900                          3,701,448
US Bancorp.                                                                     214,800                          6,456,888
Wachovia Corp.                                                                  157,400                          7,929,812
                                                                                                               -----------
                                                                                                                38,826,580

Capital Markets 1.4%
Bear Stearns Companies, Inc.                                                     92,200                          9,414,542
                                                                                                               -----------
Consumer Finance 0.1%
American Express Co.                                                              6,000                            330,000
                                                                                                               -----------
Diversified Financial Services 3.7%
Citigroup, Inc.                                                                 106,966                          4,653,021
Countrywide Financial Corp.                                                     216,600                          7,797,600
Fannie Mae                                                                       25,000                          1,396,500
Freddie Mac                                                                     171,600                         10,858,848
                                                                                                               -----------
                                                                                                                24,705,969

Insurance 5.1%
Allstate Corp.                                                                  141,100                          8,643,786
American Financial Group, Inc.                                                   15,900                            538,056
Commerce Group, Inc.                                                              9,200                            573,620
First American Corp.                                                             14,100                            619,695
Genworth Financial, Inc. "A"                                                     27,300                            856,128
MetLife, Inc.                                                                   207,800                         10,211,292
Prudential Financial, Inc.                                                       42,200                          2,823,180
W.R. Berkley Corp.                                                              243,812                          9,125,883
                                                                                                               -----------
                                                                                                                33,391,640

Real Estate 1.7%
Apartment Investment & Management Co. "A" (REIT)                                 26,300                          1,157,200
Boston Properties, Inc. (REIT)                                                   22,300                          1,698,145
Equity Office Properties Trust (REIT)                                            61,800                          2,190,810
Equity Residential (REIT)                                                        52,400                          2,116,960
Hospitality Properties Trust (REIT)                                              20,100                            892,440
Liberty Property Trust (REIT)                                                    13,200                            592,416
Simon Property Group, Inc. (REIT)                                                26,300                          2,097,162
Vornado Realty Trust (REIT)                                                       5,000                            443,200
                                                                                                               -----------
                                                                                                                11,188,333

Health Care 14.5%
Biotechnology 2.3%
Amgen, Inc.*                                                                      8,100                            645,975
Genzyme Corp.*                                                                  101,600                          7,560,056
Gilead Sciences, Inc.*                                                          149,100                          6,681,171
                                                                                                               -----------
                                                                                                                14,887,202

Health Care Equipment & Supplies 1.6%
Baxter International, Inc.                                                       94,600                          3,714,942
Becton, Dickinson & Co.                                                         100,200                          5,548,074
Dade Behring Holdings, Inc.                                                      18,100                          1,371,980
                                                                                                               -----------
                                                                                                                10,634,996

Health Care Providers & Services 5.3%
AmerisourceBergen Corp.                                                          97,500                          6,999,525
Community Health Systems, Inc.*                                                  51,200                          1,976,832
Coventry Health Care, Inc.*                                                      49,800                          3,522,354
HCA, Inc.                                                                       182,700                          8,997,975
Lincare Holdings, Inc.*                                                          35,900                          1,448,206
UnitedHealth Group, Inc.                                                        233,100                         12,191,130
                                                                                                               -----------
                                                                                                                35,136,022

Pharmaceuticals 5.3%
Barr Pharmaceuticals, Inc.*                                                     152,300                          7,222,066
Endo Pharmaceuticals Holdings, Inc.*                                            128,100                          3,645,726
Johnson & Johnson                                                               272,350                         17,419,506
Merck & Co., Inc.                                                               139,100                          4,320,446
Pfizer, Inc.                                                                     94,600                          2,506,900
                                                                                                               -----------
                                                                                                                35,114,644

Industrials 11.4%
Aerospace & Defense 3.7%
General Dynamics Corp.                                                           42,800                          4,930,132
Lockheed Martin Corp.                                                           162,300                         10,127,520
Raytheon Co. (c)                                                                244,400                          9,612,252
                                                                                                               -----------
                                                                                                                24,669,904

Air Freight & Logistics 1.9%
Ryder System, Inc.                                                              238,700                          9,306,914
United Parcel Service, Inc. "B"                                                  39,600                          2,889,612
                                                                                                               -----------
                                                                                                                12,196,526

Airlines 0.2%
Southwest Airlines Co.                                                          104,000                          1,475,760
                                                                                                               -----------
Commercial Services & Supplies 1.3%
Cendant Corp.                                                                   402,200                          8,590,992
                                                                                                               -----------
Industrial Conglomerates 4.3%
3M Co.                                                                           11,000                            825,000
General Electric Co.                                                            799,900                         27,596,550
                                                                                                               -----------
                                                                                                                28,421,550

Information Technology 14.7%
Communications Equipment 1.5%
Cisco Systems, Inc.*                                                            499,900                          9,573,085
                                                                                                               -----------
Computers & Peripherals 4.9%
Apple Computer, Inc.*                                                           167,500                          7,143,875
Dell, Inc.*                                                                     310,700                         12,574,029
EMC Corp.*                                                                      435,900                          5,967,471
Network Appliance, Inc.*                                                        158,300                          4,038,233
Western Digital Corp.*                                                          190,000                          2,848,100
                                                                                                               -----------
                                                                                                                32,571,708

Internet Software & Services 0.8%
Google, Inc. "A"*                                                                 8,100                          2,330,856
Yahoo!, Inc.*                                                                    88,800                          2,960,592
                                                                                                               -----------
                                                                                                                 5,291,448

IT Consulting & Services 1.7%
Alliance Data Systems Corp.*                                                     81,000                          3,448,170
Computer Sciences Corp.*                                                        145,700                          6,670,146
Global Payments, Inc.                                                            19,900                          1,318,176
                                                                                                               -----------
                                                                                                                11,436,492

Semiconductors & Semiconductor Equipment 3.3%
Advanced Micro Devices, Inc.*                                                   186,200                          3,738,896
Intel Corp.                                                                     532,200                         14,443,908
MEMC Electronic Materials, Inc.*                                                 27,300                            463,827
Texas Instruments, Inc.                                                         102,000                          3,239,520
                                                                                                               -----------
                                                                                                                21,886,151

Software 2.5%
Autodesk, Inc.                                                                  161,000                          5,504,590
Citrix Systems, Inc.*                                                           169,100                          4,029,653
Microsoft Corp.                                                                 195,400                          5,004,194
Symantec Corp.*                                                                  86,400                          1,898,208
                                                                                                               -----------
                                                                                                                16,436,645

Materials 3.1%
Chemicals 0.3%
Air Products & Chemicals, Inc.                                                   34,100                          2,037,816
                                                                                                               -----------
Construction Materials 0.2%
Martin Marietta Materials, Inc.                                                  18,200                          1,322,958
                                                                                                               -----------
Containers & Packaging 0.1%
Owens-Illinois, Inc.*                                                            24,700                            633,555
                                                                                                               -----------
Metals & Mining 2.5%
Nucor Corp.                                                                      57,800                          3,205,010
Phelps Dodge Corp.                                                               62,900                          6,695,705
Southern Peru Copper Corp. (c)                                                  130,500                          6,681,600
                                                                                                               -----------
                                                                                                                16,582,315

Telecommunication Services 3.8%
Diversified Telecommunication Services 1.7%
Verizon Communications, Inc.                                                    328,400                         11,241,132
                                                                                                               -----------
Wireless Telecommunication Services 2.1%
Nextel Communications, Inc. "A"*                                                140,800                          4,899,840
Nextel Partners, Inc. "A"*                                                      187,700                          4,673,730
NII Holdings, Inc.*                                                              53,300                          3,967,652
                                                                                                               -----------
                                                                                                                13,541,222

Utilities 3.1%
Electric Utilities 1.5%
Allegheny Energy, Inc.*                                                          33,600                            957,600
Edison International                                                            147,200                          6,017,536
Exelon Corp.                                                                     20,200                          1,081,104
PPL Corp.                                                                        26,800                          1,650,344
Southern Co.                                                                      9,100                            318,409
                                                                                                               -----------
                                                                                                                10,024,993

Independent Power Producers & Energy Traders 1.5%
Duke Energy Corp. (c)                                                           325,700                          9,621,178
                                                                                                               -----------
Multi-Utilities 0.1%
Public Service Enterprise Group, Inc.                                             8,500                            546,550
                                                                                                               -----------

Total Common Stocks (Cost $579,478,656)                                                                        643,819,822
                                                                                                               -----------
                                                                              Principal
                                                                              Amount ($)                         Value ($)
                                                                              ----------                         ---------

US Government Backed 0.2%
US Treasury Bills, 3.307%**, 10/20/2005  (b)
(Cost $1,377,029)                                                             1,387,000                          1,377,029
                                                                                                               -----------

                                                                                 Shares                           Value ($)
                                                                                 ------                           ---------

Securities Lending Collateral 2.9%
Scudder Daily Assets Fund Institutional, 3.34% (d)(e)
(Cost $19,234,380)                                                           19,234,380                         19,234,380
                                                                                                               -----------
Cash Equivalents 2.5%
Scudder Cash Management QP Trust, 3.34% (a)
(Cost $16,421,902)                                                           16,421,902                         16,421,902
                                                                                                               -----------

                                                                                 % of
                                                                               Net Assets                       Value ($)
                                                                               ----------                       ---------

Total Investment Portfolio  (Cost $616,511,967)                                   103.2                        680,853,133
Other Assets and Liabilities, Net                                                  -3.2                        -20,858,233
                                                                                                               -----------
Net Assets                                                                        100.0                        659,994,900
                                                                                                               ===========

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.

** Annualized yield at time of purchase; not a coupon rate.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) At July 31, 2005, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(c) All or a portion of these securities were on loan. The value of all securities loaned at July 31, 2005 amounted to $18,794,416, which is 2.8% of net assets.

(d) Represents collateral held in connection with securities lending.

(e) Scudder Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

REIT: Real Estate Investment Trust

At July 31, 2005, open futures contracts purchased were as follows:

                                          Aggregate

                 Expiration                 Face                              Unrealized
Futures             Date    Contracts     Value ($)      Value($)        Appreciation ($)
-----------------------------------------------------------------------------------------
S&P 500 Index    9/15/2005      57         17,293,428    17,624,400              330,972
-----------------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Blue Chip Fund


By:                                 /s/Julian Sluyters
                                    ----------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               September 23, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Blue Chip Fund


By:                                 /s/Julian Sluyters
                                    ----------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               September 23, 2005



By:                                 /s/Paul Schubert
                                    ----------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               September 23, 2005